Fair value	6 Months Ended
Sep. 30, 2020
Fair value
17. Fair value
Fair value measurements
ASC 820, “Fair Value Measurements” (“ASC 820”), defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. In addition, ASC 820 precludes (1) the deferral of gains and losses at inception of certain derivative contracts whose fair value was not evidenced by market-observable data, and (2) the use of block discounts when measuring the fair value of instruments traded in an active market, which were previously applied to large holdings of publicly traded financial instruments.
Fair value hierarchy
ASC 820 specifies a hierarchy of valuatio
n
techniques based on whether the inputs to those valuation techniques are observable or unobservable. The standard describes three levels of inputs that may be used to measure fair value:

Level 1
Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market.

Level 2
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments. If no quoted market prices are available, the fair values of debt securities and over-the-counter
derivative contracts in this category are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3
Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Valuation process
The MHFG Group has established valuation policies which govern the principles of fair value measurements and the authority and duty of each department. The Group has also established procedure manuals which describe valuation techniques and related inputs for determining the fair values of various financial instruments. The policies require that the measurement of fair values be carried out in accordance with the procedures performed by the risk management departments or the back offices which are independent from the front offices. The policies also require the risk management departments to check and verify whether the valuation methodologies defined in the procedure manuals are fair and proper and the internal audit departments to periodically review the compliance with the procedures throughout the Group. Although the valuation methodologies and related inputs are consistently used from period to period, a change in the market environment sometimes leads to a change in the valuation methodologies and the inputs. For instance, a change in market liquidity due to a delisting or a new listing is one of the key drivers of revisions to the valuation methodologies and the inputs. The key drivers also include the availability or the lack of market observable inputs and the development of new valuation methodologies. Price verification performed through the Group’s internal valuation process has an important role in identifying whether the valuation methodologies and the inputs need to be changed. The internal valuation process over the prices broker-dealers provide, primarily for Japanese securitization products, is described in more detail below in
Available-for-sale
securities
. A change in the valuation methodologies and/or the inputs requires the revision of the valuation policies and procedure manuals, which is required to be approved by the appropriate authority, either the CEO, the head of risk management, and/or the head of accounting, depending on the nature and characteristics of the change.
The following is a description of valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis, including the general classification of such instruments pursuant to the fair value hierarchy and the MHFG Group’s valuation techniques used to measure fair values. During the six months ended
September 30, 2020, there were no significant changes made to the Group’s valuation techniques and related inputs.
Trading securities and trading securities sold, not yet purchased
When quoted prices for identical securities are available in an active market, the Group uses the quoted prices to measure the fair values of securities and such securities are classified in Level 1 of the fair value hierarchy. Level 1 securities include highly liquid government bonds and equity securities. When quoted prices for identical securities are available, but not actively traded, such securities are classified in Level 2 of the fair value hierarchy. When no quoted market prices are available, the Group estimates fair values by using pricing models with inputs that are observable in the market and such securities are classified in Level 2 of the fair value hierarchy. Level 2 securities include Japanese local government bonds, corporate bonds, and commercial paper. When less liquid market conditions exist for securities, the quoted prices are stale or the prices from independent sources vary significantly, such securities are generally classified in Level 3 of the fair value hierarchy. The fair values of securitization products such as RMBS, CMBS, ABS, and CLO are determined primarily by using a discounted cash flow model. The key inputs used for the model include default rates, recovery rates, prepayment rates, and discount rates. In the event that certain key inputs are unobservable or cannot be corroborated by observable market data, these financial instruments are classified in Level 3.
Hedge funds the Group invests in are primarily multi strategy funds that employ a fundamental bottom-up
investment approach across various asset classes globally. Hedge funds are measured at the net asset value (“NAV”) per share and the Group has the ability to redeem its investment with the investees at the NAV per share at the measurement date or within the near term. Private equity funds have specific investment objectives in connection with their acquisition of equity interests in new and emerging firms in need of capital. Employing venture capital strategies, they provide financing and other support to start-up
businesses, medium and small entities in particular geographical areas, and to companies with certain technologies or companies in high-growth industries. Real estate funds invest globally and primarily in real estate companies, debt recapitalizations and direct property. Private equity funds and real estate funds are measured using the NAV per share practical expedient and the Group does not have the ability to redeem its investment in the investees at the NAV per share at the measurement date or within the near term. It is estimated that the underlying assets of the funds would be liquidated within a ten-year
period.
Derivative financial instruments
Exchange-traded derivatives are valued using quoted market prices and consequently are classified in Level 1 of the fair value hierarchy. However, the majority of derivatives entered into by the Group are executed over-the-counter
and are valued using internal valuation techniques as no quoted market prices are available for such instruments. The valuation techniques depend on the type of derivatives. The principal techniques used to value these instruments are discounted cash flow models and the Black-Scholes option pricing model, which are widely accepted in the financial services industry. The key inputs vary by the type of derivatives and the nature of the underlying instruments and include interest rate yield curves, foreign exchange rates, the spot price of the underlying, volatility and correlation. Each item is classified in either Level 2 or Level 3 depending on the observability of the significant inputs to the model. Level 2 derivatives include plain vanilla interest rate and currency swaps and option contracts. Derivative contracts valued using significant unobservable correlation or volatility are classified in Level 3 of the fair value hierarchy. In addition, the Group records credit-risk valuation adjustments on over-the-counter
derivatives to reflect the credit quality of its counterparties. The Group calculates these credit-risk valuation adjustments using modeled expected exposure, and default probabilities and severity factors that are developed from market credit spreads
a
nd other related market information. Also, the Group records funding valuation adjustments to reflect the impact of funding on uncollateralized over-the-counter
derivatives and derivatives where the Group is not permitted to use the collateral received, and is recognized where there is evidence that a market participant would incorporate the adjustment into the transfer of the instrument. The Group calculates these funding valuation adjustments incorporating the expected future funding requirements arising from the Group’s positions and the estimated market funding cost which considers the Group’s credit risk.
Available-for-sale
securities
The fair values of
available-for-sale
securities are determined primarily using the same procedures described under trading securities above. Since private placement bonds have no quoted market prices, the fair values of such bonds are estimated based on a discounted cash flow model using interest rates approximating the current rates for instruments with similar maturities and credit risk. Private placement bonds are classified in either Level 2 or Level 3 depending on the observability of the significant inputs to the model, such as credit risk. The fair values of securitization products such as RMBS, CMBS and ABS are generally based upon single non-binding
quoted prices from broker-dealers. Such quotes are validated through the Group’s internal processes and controls. In rare instances where the Group finds the quoted prices to be invalid through its internal valuation process, it adjusts those prices or alternatively estimates their fair values by using a discounted cash flow model to incorporate the Group’s estimates of key inputs such as the most recent value of each underlying asset, cash flows of the underlying assets, and discount margin. The validation of such prices varies depending on the nature and type of the products. For the majority of RMBS and ABS, broker quotes are validated by investigating significant unusual monthly valuation fluctuations and comparing to prices internally computed through discounted cash flow models using assumptions and parameters provided by brokers such as the cash flows of underlying assets, yield curve, prepayment speed and credit spread. For the majority of CMBS, the Group validates broker quotes through a review process that includes the investigation of significant unusual monthly valuation fluctuations and/or a review of underlying assets with significant differences between the valuations of the Group and the broker-dealers being identified. Though most Japanese securitization products are classified in Level 3, certain securitization products such as Japanese RMBS are classified in Level 2, if the quoted prices are verified through either recent market transactions or a pricing model that can be corroborated by observable market data.
Equity securities
Equity securities mainly consist of marketable equity securities. The fair values of the marketable equity securities are based upon quoted market prices for identical equity securities trading as securities in an active market. Equity securities also include investments in certain investment funds measured using the NAV per share practical expedient including private equity funds and real estate funds. These securities are determined primarily using the same procedures described under
Trading securities and trading securities sold, not yet purchased above.
Other investments
Other investments consist of investments held by consolidated investment companies. These companies typically hold investments in marketable and non-marketable
equity securities and debt securities. The fair value of the marketable equity securities is based upon quoted market prices. The fair value of the non-marketable
equity securities is based upon significant management judgment, as very limited quoted prices exist. When evaluating such securities, the Group firstly considers recent market transactions of identical securities, if applicable. Thereafter, the Group uses commonly accepted valuation techniques such as earnings multiples based on comparable public securities.
Non-marketable
equity securities are generally classified in Level 3 of the fair value hierarchy. The fair value of the debt securities is estimated using a discounted cash flow model, since they have no quoted market prices. Those debt securities are classified in Level 3, because the credit risk is unobservable.
Long-term debt
Fair value accounting is elected for certain long-term debt instruments with embedded derivatives. The fair values are determined using a discounted cash flow model that considers the embedded derivatives and the terms and payment structures of the notes. The fair values of the derivatives embedded in such notes are primarily derived by using the same procedures described in
Derivative financial instruments
above. Such notes are classified in Level 2 or Level 3 depending on the observability of the significant inputs into the model used to determine the fair value of the embedded derivatives. The Group also measures certain notes that contain embedded derivatives at fair value under the practicability exception. For these instruments, fair value is based on quoted prices for identical debt traded as a security in inactive markets. These instruments are classified in Level 2 of the fair value hierarchy.
Items measured at fair value on a recurring basis
Assets and liabilities measured at fair valu
e
on a recurring basis at March 31, 2020 and September 30, 2020, including those for which the MHFG Group has elected the fair value option, are summarized below:

March 31, 2020	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1) :
Japanese government bonds	1,516	22	—	1,538
Japanese local government bonds	—	170	—	170
U.S. Treasury bonds and federal agency securities	4,580	461	—	5,041
Other foreign government bonds	1,128	547	—	1,675
Agency mortgage-backed securities	—	3,390	—	3,390
Residential mortgage-backed securities	—	—	10	10
Certificates of deposit and commercial paper	—	1,036	—	1,036
Corporate bonds and other (2)	41	1,398	1,115	2,554
Equity securities	1,000	650	30	1,680
Trading securities measured at net asset value (3)				462
Derivative financial instruments:
Interest rate contracts	153	7,070	9	7,232
Foreign exchange contracts	9	2,900	17	2,926
Equity-related contracts	169	125	16	310
Credit-related contracts	—	22	8	30
Other contracts	3	11	24	38
Available-for-sale securities:
Japanese government bonds	11,950	653	—	12,603
Japanese local government bonds	—	273	—	273
U.S. Treasury bonds and federal agency securities	935	—	—	935
Other foreign government bonds	436	975	—	1,411
Agency mortgage-backed securities	—	505	—	505
Residential mortgage-backed securities	—	53	31	84
Commercial mortgage-backed securities	—	—	615	615
Japanese corporate bonds and other debt securities	—	1,678	157	1,835
Foreign corporate bonds and other debt securities	—	678	174	852
Equity securities:
Equity securities with readily determinable fair values	2,670	95	—	2,765
Equity securities measured at net asset value (3)				72
Other investments	—	—	39	39

Total assets measured at fair value on a recurring basis	24,590	22,712	2,245	50,081

Liabilities:
Trading securities sold, not yet purchased	1,880	515	—	2,395
Derivative financial instruments:
Interest rate contracts	163	6,611	14	6,788
Foreign exchange contracts	8	2,890	1	2,899
Equity-related contracts	186	47	33	266
Credit-related contracts	—	19	10	29
Other contracts	6	10	23	39
Long-term debt (4)	—	1,916	621	2,537

Total liabilities measured at fair value on a recurring basis	2,243	12,008	702	14,953

September 30, 2020	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1) :
Japanese government bonds	3,257	11	—	3,268
Japanese local government bonds	—	138	—	138
U.S. Treasury bonds and federal agency securities	4,963	829	—	5,792
Other foreign government bonds	938	526	—	1,464
Agency mortgage-backed securities	—	4,348	—	4,348
Residential mortgage-backed securities	—	—	9	9
Certificates of deposit and commercial paper	—	1,259	—	1,259
Corporate bonds and other (2)	22	1,348	1,085	2,455
Equity securities	929	570	30	1,529
Trading securities measured at net asset value (3)				447
Derivative financial instruments:
Interest rate contracts	40	6,088	7	6,135
Foreign exchange contracts	—	2,123	20	2,143
Equity-related contracts	98	287	12	397
Credit-related contracts	—	52	3	55
Other contracts	3	10	15	28
Available-for-sale securities:
Japanese government bonds	19,600	320	—	19,920
Japanese local government bonds	—	407	—	407
U.S. Treasury bonds and federal agency securities	627	—	—	627
Other foreign government bonds	430	926	—	1,356
Agency mortgage-backed securities	—	520	—	520
Residential mortgage-backed securities	—	53	27	80
Commercial mortgage-backed securities	—	—	641	641
Japanese corporate bonds and other debt securities	—	1,579	491	2,070
Foreign corporate bonds and other debt securities	—	747	178	925
Equity securities:
Equity securities with readily determinable fair values	2,976	40	—	3,016
Equity securities measured at net asset value (3)				83
Other investments	—	—	56	56

Total assets measured at fair value on a recurring basis	33,883	22,181	2,574	59,168

Liabilities:
Trading securities sold, not yet purchased	2,051	268	20	2,339
Derivative financial instruments:
Interest rate contracts	39	5,679	10	5,728
Foreign exchange contracts	—	2,159	1	2,160
Equity-related contracts	128	109	23	260
Credit-related contracts	—	75	2	77
Other contracts	4	8	14	26
Long-term debt (4)	—	2,164	638	2,802

Total liabilities measured at fair value on a recurring basis	2,222	10,462	708	13,392

Notes:
(1)	Trading securities include foreign currency denominated s ecurities for which the MHFG Group elected the fair value option.
(2)	The amount includes CLO and convertible bonds, which are classified in Level 3.
(3)
In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2020 and September 30, 2020 were ¥47 billion and ¥
56
 billion, respectively.

(4)	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.
Items measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended September 30, 2019 and 2020:

Six months ended September 30, 2019	April 1, 2019	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	September 30, 2019	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	11	—	(2)	—		—	—	—	—	—	(1)	10	—
Corporate bonds and other	1,044	(15	) (2)	—		—	—	338	(105)	—	(125)	1,137	(14)
Equity securities	28	2	(2)	—		—	—	1	—	—	(1)	30	—
Derivative financial instruments, net (1) :
Interest rate contracts	13	(9	) (2)	—		—	—	—	—	—	1	5	(8)
Foreign exchange contracts	22	(10	) (2)	—		—	—	—	—	—	(2)	10	(9)
Equity-related contracts	(5)	1	(2)	—		—	—	—	—	—	(3)	(7)	2
Credit-related contracts	1	—	(2)	—		—	—	—	—	—	—	1	—
Other contracts	1	—	(2)	—		—	—	—	—	—	—	1	—
Available-for-sale securities:
Residential mortgage-backed securities	40	—	(3)	—	(4)	—	—	—	—	—	(7)	33	—
Commercial mortgage-backed securities	500	—	(3)	1	(4)	—	—	89	(35)	—	(6)	549	—
Japanese corporate bonds and other debt securities	120	1	(3)	4	(4)	—	—	97	—	—	(53)	169	—
Foreign corporate bonds and other debt securities	103	—	(3)	(5	) (4)	—	—	38	—	—	(3)	133	—
Other investments	35	1	(3)	—		—	—	10	—	—	(10)	36	2
Liabilities:
Trading securities sold, not yet purchased	1	—	(2)	—		—	—	(9)	8	—	—	—	—
Long-term debt	655	(6	) (5)	—	(4)	17	(6)	—	—	108	(134)	646	(10)

Six months ended September 30, 2020	April 1, 2020	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	September 30, 2020	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:

Trading securities:
Residential mortgage-backed securities	10	—	(2)	—		—	—	—	—	—	(1)	9	—
Corporate bonds and other	1,115	18	(2)	—		—	(1)	189	(113)	—	(123)	1,085	18
Equity securities	30	(2	) (2)	—		—	—	2	—	—	—	30	(1)
Derivative financial instruments, net (1) :
Interest rate contracts	(5)	(3	) (2)	—		—	—	—	—	—	5	(3)	1
Foreign exchange contracts	16	4	(2)	—		—	—	—	—	—	(1)	19	5
Equity-related contracts	(17)	4	(2)	—		—	—	—	—	—	2	(11)	3
Credit-related contracts	(2)	3	(2)	—		1	1	—	—	—	(2)	1	1
Other contracts	1	—	(2)	—		—	—	—	—	—	—	1	—
Available-for-sale securities:
Residential mortgage-backed securities	31	—	(3)	—	(4)	—	—	—	—	—	(4)	27	—
Commercial mortgage-backed securities	615	—	(3)	1	(4)	—	—	78	(51)	—	(2)	641	—
Japanese corporate bonds and other debt securities	157	(7	) (3)	8	(4)	—	—	344	—	—	(11)	491	—
Foreign corporate bonds and other debt securities	174	1	(3)	8	(4)	—	—	31	—	—	(36)	178	—
Other investments	39	(1	) (3)	—		—	—	38	(1)	—	(19)	56	(1)

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		—	—	—	20	—	—	20	—
Long-term debt	621	(37	) (5)	(8	) (4)	19	(35)	—	—	108	(120)	638	(27)
Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)-net.
(4)	Gains (losses) in OCI are reported in Other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)
Amounts represent total gains or losses recognized in earnings and OCI during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at September 30, 2019 and 2020. The amounts of unrealized gains (losses) in OCI related to Available-for-sale securities and Long-term debt were ¥7 billion and ¥(8) billion, at September 30, 2020, respectively.

Transfers between levels
During the six months ended September 30, 2019, the transfers into Level 3 included ¥17 billion of Long-term debt. Transfers into Level 3 for Long-term debt were primarily due to changes in the observability of the default rate when valuing certain structured notes. During the six months ended September 30, 2019, the transfers out of Level 3 included
¥6
billion of Long-term debt. Transfers out of Level 3 for Long-term debt were primarily due to changes in the observability of the default rate when valuing certain structured notes.
During the six months ended September 30, 2020, the transfers into Level 3 included ¥1 billion of net Derivative assets and
¥19
billion of Long-term debt. Transfers into Level 3 for net Derivative assets were primarily due to changes in the observability of the inputs used to measure fair value of certain credit-related derivatives. Transfers into Level 3 for Long-term debt were primarily due to changes in the observability of the default rate when valuing certain structured notes. During the six months ended September 30, 2020, the transfers out of
Level 3 included ¥1 billion of Trading securities, ¥1
billion of net Derivative liabilities and
¥35 billion of Long-term debt. Transfers out of Level 3 for Trading securities were primarily due to increased price transparency for certain Japanese corporate bonds. Transfers out of Level 3 for net Derivative liabilities were primarily due to changes in the observability of the inputs used to measure fair value of certain credit-related derivatives. Transfers out of Level 3 for Long-term debt were primarily due to changes in the observability of the default rate when valuing certain structured notes.
Quantitative information about Level 3 fair value measurements
The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2020 and September 30, 2020:

March 31, 2020

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (5)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	41	Discounted cash flow Price-based	Prepayment rate Default rate Recovery rate Discount margin	4% - 16% 0% - 1% 100% - 100% 5bps - 170bps	7% 0% 100% 52bps

Commercial mortgage-backed securities	615	Discounted cash flow Price-based	Discount margin	7bps - 185bps	22bps

Corporate bonds and other debt securities	1,446	Discounted cash flow Price-based	Prepayment rate (1) Default rate (1) Recovery rate (1) Discount margin (1) Discount margin (2)	13% - 21% 0% - 2% 10% - 70% 61bps - 1,160bps 5bps - 1,528bps	21% 2% 67% 256bps 58bps

Derivative financial instruments, net:
Interest rate contracts	(5)	Internal valuation model (3)	IR – IR correlation Default rate (4)	23% - 100% 0% - 63%

Foreign exchange contracts	16	Internal valuation model (3)	FX – IR correlation FX – FX correlation Default rate (4)	-37% - 49% 56% - 65% 0% - 63%

Equity-related contracts	(17)	Internal valuation model (3)	Equity – IR correlation Equity correlation Equity volatility	25% - 25% 0% - 100% 13% - 157%

Credit-related contracts	(2)	Internal valuation model (3)	Default rate Credit correlation	0% - 15% 30% - 100%

Long-term debt	621	Internal valuation model (3)	IR – IR correlation FX – IR correlation FX – FX correlation Equity – IR correlation Equity – FX correlation Equity correlation Equity volatility Default rate Credit correlation	23% - 100% -37% - 50% 56% - 65% 25% - 25% -33% - 100% 0% - 100% 15% - 157% 0% - 12% 15% - 100%

September 30, 2020

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Average (5)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	36	Discounted cash flow Price-based	Prepayment rate Default rate Recovery rate Discount margin	3% - 16% 0% - 1% 100% - 100% 5bps - 170bps	7% 0% 100% 50bps

Commercial mortgage-backed securities	641	Discounted cash flow Price-based	Discount margin	6bps - 185bps	21bps

Corporate bonds and other debt securities	1,754	Discounted cash flow Price-based	Prepayment rate (1) Default rate (1) Recovery rate (1) Discount margin (1) Discount margin (2)	1% - 22% 0% - 3% 10% - 69% 25bps - 173bps 4bps - 696bps	19% 1% 67% 123bps 233bps

Derivative financial instruments, net:
Interest rate contracts	(3)	Internal valuation model (3)	IR - IR correlation	23% - 100%	76%
Foreign exchange contracts	19	Internal valuation model (3)	FX - IR correlation FX - FX correlation	-27% -52% 46% - 63%	28% 55%
Equity-related contracts	(11)	Internal valuation model (3)	Equity - IR correlation Equity correlation Equity volatility	25% - 25% 0% - 100% 12% - 96%	25% 88% 43%

Credit-related contracts	1	Internal valuation model (3)	Default rate Credit correlation	0% - 7% 35% - 100%	1% 66%

Other contracts	1	Internal valuation model (3)	Commodity volatility	0% - 57%	36%

Long-term debt	638	Internal valuation model (3)	IR - IR correlation FX - IR correlation FX - FX correlation Equity - IR correlation Equity - FX correlation Equity correlation Equity volatility Default rate Credit correlation	23% - 100% -27% - 52% 46% - 63% 25% - 25% -33% - 100% 0% - 100% 13% - 96% 0% - 6% 18% - 100%	76% 35% 55% 25% -3% 86% 29% 2% 66%

Notes:
(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	This input represents the counterparty default rate derived from the MHFG Group’s own internal credit analyses.
(5)	Averages are calculated by weighting each input by the relative fair value of the respective financial instruments except for derivative related inputs where medians are used.
IR	= Interest rate
FX	= Foreign exchange
Uncertainty of fair value measurements relating to unobservable inputs and interrelationships among unobservable inputs
The following is a description of the uncertainty of the fair value measurements from the use of significant unobservable inputs and a description of interrelationships of the significant unobservable inputs used to measure the fair values of Level 3 assets and liabilities.
(1) Prepayment rate
The prepayment rate is the estimated rate at which voluntary unscheduled repayments of the principal of the underlying assets are expected to occur. The movement of the prepayment rate is generally negatively correlated with borrower delinquency. A change in prepayment rate would impact the valuation of the fair values of financial instruments either positively or negatively, depending on the structure of financial instruments.
(2) Default rate
The default rate is an estimate of the likelihood of not collecting contractual payments. An increase in the default rate would generally be accompanied by a decrease in the recovery rate and an increase in the discount margin. It would also generally impact the valuation of the fair values of financial instruments negatively.
(3) Recovery rate
The recovery rate is an estimate of the percentage of contractual payments that would be collected in the event of a default. An increase in recovery rate would generally be accompanied by a decrease in the default rate. It would also generally impact the valuation of the fair values of financial instruments positively.
(4) Discount margin
The discount margin is the portion
o
f the interest rate over a benchmark market interest rate such as LIBOR or swap rates. It primarily consists of a risk premium component which is the amount of compensation that market participants require due to the uncertainty inherent in the financial instruments’ cash flows resulting from credit risk. An increase in discount margin would generally impact the valuation of the fair values of financial instruments negatively.
(5) Correlation
Correlation is the likelihood of the movement of one input relative to another based on an established relationship. The change in correlation would impact the valuation of derivatives either positively or negatively, depending on the nature of the underlying assets.
(6) Volatility
Volatility is a measure of the expected change in variables over a fixed period of time. Some financial instruments benefit from an increase in volatility and others benefit from a decrease in volatility. Generally, for a long position in an option, an increase in volatility would result in an increase in the fair values of financial instruments.
Items measured at fair value on a nonrecurring basis
Certain assets and liabilities are measured at fair value on a nonrecurring basis. These assets and liabilities primarily include items that are measured at the lower of cost or fair value, and items that were initially measured at cost and have been written down to fair value as a result of impairment. The following table shows the fair value hierarchy for these items as of March 31, 2020 and September 30, 2020:

March 31, 2020	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	90	—	—	90	136
Loans held-for-sale	26	—	20	6	26
Equity securities (without readily determinable fair values)	2	—	—	2	2
Premises and equipment - net	1	—	1	—	12
Other assets	—	—	—	—	3
Goodwill	—	—	—	—	2

Total assets measured at fair value on a nonrecurring basis	119	—	21	98	181

September 30, 2020	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	131	—	2	129	200
Loans held-for-sale	17	—	11	6	18
Equity securities (without readily determinable fair values)	1	—	—	1	2
Other investment s	52	31	—	21	59
Premises and equipment - net	—	—	—	—	1
Total assets measured at fair value on a nonrecurring basis	201	31	13	157	280

Note:	The fair values may not be current as of the dates indicated, but rather as of the date the fair value change occurred. Accordingly, the carrying values may not equal current fair value.
Loans in the table above became nonaccrual and are measured based upon the observable market price of the loan or the fair value of the underlying collateral.
Loans
held-for-sale
in the table above are accounted for at the lower of cost or fair value at the end of the period. The items for which fair values are determined by using actual or contractually determined selling price data are classified as Level 2. Due to the lack of current observable market information, the determination of the fair values for items other than the aforementioned requires significant adjustment based upon management judgment and estimation, which results in such items being classified in Level 3 of the hierarchy.
Equity securities (without readily determinable fair values) in the table above consist of non-marketable equity securities which are measured at fair value on a nonrecurring basis, using the measurement alternative for non-marketable equity securities. These equity securities are on a nonrecurring basis either (1) written down to fair value as a result of impairment or (2) adjusted upward or downward to fair value as a result of transactions observed for the identical or similar securities of the same issuer. The fair values of the impaired non-marketable equity securities are determined primarily by using a liquidation value technique. As significant management judgment or estimation is required in the determination of the fair values of non-marketable equity securities, they are classified as Level 3.
Other investments in the table above include certain equity method investments which have been impaired and written down to fair value. The fair values of the impaired marketable equity method investments are determined by their quoted market prices. As the securities are traded on an active exchange market, they are classified as Level 1. The fair values of the impaired non-marketable equity method investments are determined primarily by using a discounted cash flow model. As significant management judgment or estimation is required in the determination of the fair values of non-marketable equity method investments, they are classified as Level 3. There were no other investments measured at fair value on a nonrecurring basis as of March 31, 2020.
Premises and equipment–net and Other assets in the table above have been impaired and written down to fair value.
Goodwill in the table above is due to the decline in the fair value of the reporting unit, the carrying amount of the goodwill was reduced to its fair value. There was no goodwill measured at fair value on a nonrecurring basis as of September 30, 2020.
Fair value option
The MHFG Group elected the fair value option for certain eligible financial instruments described below.
Foreign currency denominated debt securities
The MHFG Group elected the fair value option for foreign currency denominated debt securities to mitigate the volatility in earnings due to the difference in the recognition of foreign exchange risk between foreign currency denominated debt securities and financial liabilities. Following the election of the fair value option, these debt securities are reported as trading securities in Trading account assets.

Certain hybrid financial instruments
The MHFG Group issues structured notes as part
o
f its client-driven activities. Structured notes are debt instruments that contain embedded derivatives. The Group elected the fair value option for certain structured notes to mitigate accounting mismatches and to achieve operational simplifications. In addition, the Group measures certain notes that contain embedded derivatives at fair value under the practicability exception. These notes continue to be reported in Long-term debt and interest on these notes continues to be reported in Interest expense on long-term debt based on the contractual rates. The differences between the aggregate fair value of these notes and the aggregate unpaid principal balance of such instruments were ¥112 billion and ¥61 billion at March 31, 2020 and September 30, 2020, respectively. The net unrealized gains (losses) resulting from changes in fair values of these notes recorded in Other noninterest income (expenses) were of
¥2
 billion and ¥
17

billion for the six months ended September 30, 2019 and 2020, respectively. Changes in fair value resulting from changes in instrument-specific credit risk were estimated by incorporating the Company’s current credit spreads observable in the bond market.
Fair value of financial instruments
ASC 825, “Financial Instruments” (“ASC 825”), requires the disclosure of the estimated fair value of financial instruments. The fair value of financial instruments is the amount that would be exchanged between willing parties, other than in a forced sale or liquidation. Quoted market prices, if available, are best utilized as estimates of the fair values of financial instruments. However, since no quoted market prices are available for certain financial instruments, fair values for such financial instruments have been estimated based on management’s assumptions, discounted cash flow models or other valuation techniques. Such estimation methods are described in more detail below. These estimates could be significantly affected by different sets of assumptions. There are certain limitations to management’s best judgment in estimating fair values of financial instruments and inherent subjectivity involved in estimation methodologies and assumptions used to estimate fair value. Accordingly, the net realizable or liquidation values could be materially different from the estimates presented below.
The following is a description of the valuation methodologies used for estimating the fair value of financial assets and liabilities not carried at fair value on the MHFG Group’s consolidated balance sheets.
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions
The carrying value of short-term financial assets, such as cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions approximates the fair value of these assets since they generally involve limited losses from credit risk or have short-term maturities with interest rates that approximate market rates.
Investments
The fair value of
held-to-maturity
securities is determined primarily by using the same procedures and techniques described for trading securities and available-for-sale
securities aforementioned in this Note. The fair value of
non-marketable
equity securities is not readily determinable, nor practicable to estimate, due to the lack of available information. Their carrying amounts of ¥420 billion and
 ¥402 billion
at March 31, 2020 and September 30, 2020, respectively, were not included in the disclosure.
Loans
Loans have been fair valued based on the type of loan, credit quality, prepayment assumptions and remaining maturity. The fair value of loans is determined based on discounted cash flows using interest rates approximating the MHFG Group’s current rates for similar loans. The fair value of collateral dependent nonaccrual loans is determined based on the fair value of the underlying collateral.
Other financial assets
The carrying value of other financial assets, which primarily consist of accounts receivable from brokers, dealers, and customers for securities transactions, accrued income and collateral provided for derivative transactions, approximates the fair value of these assets since they generally involve limited losses from credit risk or have short-term maturities with interest rates that approximate market rates. The majority of other financial assets is classified as Level 2, and included in the table in Note 6 “Other assets and liabilities.”
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions
The carrying value of short-term financial liabilities, such as noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions approximates the fair value of these liabilities since they generally have short-term maturities with interest rates that approximate market rates.
Interest-bearing deposits
The carrying value of demand deposits approximates the fair value since it represents the amount payable on demand at the balance sheet date. The fair value of time deposits and certificates of deposit is primarily estimated based on discounted cash flow analysis using current interest rates for instruments with similar maturities. The carrying value of short-term certificates of deposit approximates the fair value.
Due to trust accounts
The carrying value of due to trust accounts approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates.
Other short-term borrowings
The carrying value of the majority of other short-term borrowings approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates. The fair value of certain borrowings is estimated based on discounted cash flow analysis using interest rates approximating the MHFG Group’s incremental borrowing rates for instruments with similar maturities.
Long-term debt
Long-term debt is fair valued using quoted market prices, if available. Otherwise, the fair value of long-term debt is estimated based on discounted cash flow analysis using interest rates approximating the MHFG Group’s incremental borrowing rates for instruments with similar maturities.
Other financial liabilities
The carrying value of other financial liabilities, which primarily consist of accounts payable to brokers, dealers, and customers for securities transactions, accrued expenses and collateral accepted for derivative transactions, approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates. The majority of other financial liabilities is classified as Level 2, and included in the table in
Note 6 “Other assets and liabilities.”
The fair value of certain
off-balance-sheet
financial instruments, such as commitments to extend credit and commercial letters of credit, was not considered material to the consolidated balance sheets at March 31, 2020 and September 30, 2020.
The following table shows the carrying amounts an
d
fair values at March 31, 2020 and September 30, 2020, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as equity method investments as defined in ASC 323, “Investments-Equity Method and Joint Ventures” (“ASC 323”) and lease contracts as defined in ASC 842, “Leases” (“ASC 842”):

	March 31, 2020
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	63,755	63,755	1,318	62,437	—
Investments	862	875	493	382	—
Loans, net of allowance (Note)	86,914	88,124	—	—	88,124
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	51,954	51,954	29,812	22,142	—
Interest-bearing deposits	114,653	114,659	58,935	55,724	—
Due to trust accounts	250	250	—	250	—
Other short-term borrowings	4,914	4,914	—	4,914	—
Long-term debt	7,821	7,708	—	6,813	895

	September 30, 2020
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	58,623	58,623	42,233	16,390	—
Investments	790	812	491	321	—
Loans, net of allowance (Note)	89,611	90,983	—	—	90,983
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	53,640	53,640	—	53,640	—
Interest-bearing deposits	118,333	118,347	—	118,347	—
Due to trust accounts	564	564	—	564	—
Other short-term borrowings	7,526	7,526	—	7,526	—
Long-term debt	8,266	8,493	—	7,155	1,338

Note:	Loans, net of allowance include items measured at fair value on a nonrecurring basis.